Shareholder Report, Average Annual Return (Details)	11 Months Ended
Oct. 31, 2024
Hilton Small-MidCap Opportunity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	24.08%
Russell 2500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.46%